UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP.

Address:  110 East 59th Street, 22nd Floor
          New York, New York 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Karsch
Title:  Principal
Phone:  (212) 507-9782


Signature, Place and Date of Signing:


    /s/ Michael A. Karsch               New York, NY              8/14/03
---------------------------------     ------------------      ----------------
     [Signature]                       [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        69

Form 13F Information Table Value Total:  $416,030
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

                                                    FORM 13F INFORMATION TABLE
                                                  KARSCH CAPITAL MANAGEMENT, L.P.
                                                           June 30, 2003
        Column 1            Column 2          Column 3   Column 4       Column 5      Column 6  Column 7          Column 8
                              Title                       Market
                                of                         Value    Shares/   Sh/ Put/ Invstmt    Other        Voting Authority
      Name of Issuer          Class           CUSIP      (x$1,000)  Prn Amt.  Prn Call Discretn  Managers  Sole     Shared    None
AMC Entertainment Inc          COM            001669100    3,489     305000   SH         Sole      0       305,000     0       0
AT&T Wireless Svcs Inc         COM            00209A106    1,232     150000   SH         Sole      0       150,000     0       0
Agere Systems Inc              CL B           00845V209    6,130    2665207   SH         Sole      0     2,665,207     0       0
Agere Systems Inc              CL A           00845V100        0          5   SH         Sole      0             5     0       0
Allmerica Financial Corp.      COM            019754100   12,195     677900   SH         Sole      0       677,900     0       0
American Tower Systems         CL A           029912201      599      67680   SH         Sole      0        67,680     0       0
Andrew Corp                    COM            034425108    9,648    1033000   SH         Sole      0     1,033,000     0       0
Astoria Financial Corp.        COM            046265104    7,541     270000   SH         Sole      0       270,000     0       0
Broadwing Inc.                 COM            111620100        1         89   SH         Sole      0            89     0       0
CIT Group Inc.                 COM            125581108   11,265     457000   SH         Sole      0       457,000     0       0
Career Education Corp.         COM            141665109   15,368     225000   SH         Sole      0       225,000     0       0
Chicago Mercantile Hldgs Inc   CL A           167760107   21,349     306600   SH         Sole      0       306,600     0       0
Carmax Inc                     COM            143130102   12,452     413000   SH         Sole      0       413,000     0       0
Computer Associates Int'l      COM            204912109    8,355     375000   SH         Sole      0       375,000     0       0
Compuware Corp                 COM            205638109    4,261     745000   SH         Sole      0       745,000     0       0
Comverse Technology Inc        COM PAR $0.10  205862402    3,068     204421   SH         Sole      0       204,421     0       0
Corinthian Colleges Inc        COM            218868107   10,242     212000   SH         Sole      0       212,000     0       0
Corning Incorporated           COM            219350105    2,032     275000   SH         Sole      0       275,000     0       0
E*Trade Group Inc              COM            269246104   10,226    1203000   SH         Sole      0     1,203,000     0       0
Earthlink Inc                  COM            270321102        4        540   SH         Sole      0           540     0       0
Foundry Networks Inc           COM            35063R100        1         60   SH         Sole      0            60     0       0
Free Markets Inc               COM            356602102    1,390     200000   SH         Sole      0       200,000     0       0
Gateway Inc                    COM            367626108    4,526    1240000   SH         Sole      0     1,240,000     0       0
Gemstar - TV Guide Intl Inc    COM            36866W106    6,237    1245000   SH         Sole      0     1,245,000     0       0
General Mtrs Corp              CL H NEW       370442832   13,220    1032000   SH         Sole      0     1,032,000     0       0
Goodyear Tire & Rubr Co        COM            382550101       63      11970   SH         Sole      0        11,970     0       0
Hasbro Inc.                    COM            418056107   16,266     930000   SH         Sole      0       930,000     0       0
I2 Technologies Inc.           COM            465754109    1,692    1675000   SH         Sole      0     1,675,000     0       0
ITT Educational Services       COM            45068B109      439      15000   SH         Sole      0        15,000     0       0
International Game Technology  COM            459902102    8,800      86000   SH         Sole      0        86,000     0       0
International Rectifier Corp   COM            460254105    3,004     112000   SH         Sole      0       112,000     0       0
Janus Capital Group Inc        COM            47102X105   14,776     901000   SH         Sole      0       901,000     0       0
Jetblue Awys Corp              COM            477143101    3,149      75000   SH         Sole      0        75,000     0       0
Kinder Morgan Inc Kans         COM            49455P101   12,952     237000   SH         Sole      0       237,000     0       0
Komag Inc                      COM NEW        500453204    9,952     855000   SH         Sole      0       855,000     0       0
Lendingtree Inc                COM            52602Q105    1,807      74500   SH         Sole      0        74,500     0       0
Liberty Media Corp New         COM SER A      530718105    6,763     585000   SH         Sole      0       585,000     0       0
Looksmart Ltd                  COM            543442107    1,869     670000   SH         Sole      0       670,000     0       0
Maxtor Corp                    COM NEW        577729205    5,017     668000   SH         Sole      0       668,000     0       0
McDonalds Corp                 COM            580135101   10,920     495000   SH         Sole      0       495,000     0       0
Microchip Technology Inc       COM            595017104    4,284     173100   SH         Sole      0       173,100     0       0
Monster Worlwide Inc           COM            611742107    2,802     142000   SH         Sole      0       142,000     0       0
NBTY Inc                       COM            628782104    5,260     250000   SH         Sole      0       250,000     0       0
Navistar Intl Corp New         COM            63934E108    5,482     168000   SH         Sole      0       168,000     0       0
Neoware Sys Inc                COM            64065P102      228      15000   SH         Sole      0        15,000     0       0
News Corp                      SP ADR PFD     652487802    4,634     185000   SH         Sole      0       185,000     0       0
Office Depot Inc               COM            676220106    7,864     542000   SH         Sole      0       542,000     0       0
Omnicom Group Inc              COM            681919106        3         40   SH         Sole      0            40     0       0
PNC Finl Svcs Group Inc        COM            693475105    8,542     175000   SH         Sole      0       175,000     0       0
PPL Corp                       COM            69351T106    4,111      95600   SH         Sole      0        95,600     0       0
Palm Inc                       COM NEW        696642206    3,347     208400   SH         Sole      0       208,400     0       0
Paychex Inc                    COM            704326107    5,878     200000   SH         Sole      0       200,000     0       0
Practiceworks Inc              COM            739419109    3,673     190000   SH         Sole      0       190,000     0       0
Primedia Inc                   COM            74157K101    2,684     880000   SH         Sole      0       880,000     0       0
Regal Entertainment Group      CL A           758766109    6,682     283390   SH         Sole      0       283,390     0       0
Station Casinos                COM            857689103   18,054     715000   SH         Sole      0       715,000     0       0
Sylvan Learning System         COM            871399101    4,672     205000   SH         Sole      0       205,000     0       0
Symbol Technologies Inc        COM            871508107    1,301     100000   SH         Sole      0       100,000     0       0
Tellium Inc                    COM            87967E107      102     115600   SH         Sole      0       115,600     0       0
Hilfiger Tommy Corp            ORD            G8915Z102    8,639     935000   SH         Sole      0       935,000     0       0
Tyco Intl Ltd New              COM            902124106    8,351     440000   SH         Sole      0       440,000     0       0
Vodafone Group PLC New         SPONSORED ADR  92857W100   11,790     600000   SH         Sole      0       600,000     0       0
Warnaco Group Inc              CL A NEW       934390402    4,029     300000   SH         Sole      0       300,000     0       0
Western Wireless Corp          CL A           95988E204    6,607     572000   SH         Sole      0       572,000     0       0
Wet Seal Inc                   CL A           961840105    2,527     240000   SH         Sole      0       240,000     0       0
Whirlpool Corp                 COM            963320106    8,281     130000   SH         Sole      0       130,000     0       0
Zale Corp New                  COM            988858106    4,600     115000   SH         Sole      0       115,000     0       0
Zebra Technologies Corp        CL A           989207105    5,268      70000   SH         Sole      0        70,000     0       0
K-Swiss Inc                    CL A           482686102    4,038     117000   SH         Sole      0       117,000     0       0

                                              Total      416,030

03407.0004 #423236